BBH TAX-EFFICIENT EQUITY FUND
A Portfolio of BBH Fund, Inc.
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Supplement to the prospectus dated February 28, 2004.


Under the heading entitled "ADDITIONAL INFORMATION," the historical chart and accompanying text are being deleted.



                                                                December 1, 2004



Brown Brothers Harriman
140 Broadway
New York, NY 10005
Cusip 055228X 703
Cusip 055228X 604